Financial Risk Management - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management
Foreign currency assets in U.S. Dollars	€ 39,004,000	€ 26,928,000
Foreign currency denominated receivables and trade payable minimum term	30 days
Foreign currency denominated receivables and trade payable maximum Term	45 days
Weakening market risk indicator percentage	10.00%
Weakening impact to profit and loss due to market risk	€ 3,900,000	2,693,000
Strengthening market risk indicator percentage	10.00%
Borrowings	€ 13,052,000	€ 9,386,000